Accounting principles	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Accounting principles

Note 2. Accounting principles

2.1 Basis for preparation

The Consolidated Financial Statements of Cellectis as of and for the year ended December 31, 2017 were approved by our Board of Directors on March 12, 2018.

Our Consolidated Financial Statements are presented in U.S. dollars. See Note 2.2.

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Consolidated Financial Statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with IFRS.

IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The significant accounting methods used to prepare the Consolidated Financial Statements are described below.

Application of new or amended standards or new amendments

The following pronouncements and related amendments have been adopted by us from January 1, 2017 but had no significant impact on the Consolidated Financial Statements:

•	Amendments to IAS 7 “Statement of Cash Flows” (applicable for periods beginning after January 1, 2017)

Standards, interpretations and amendments issued but not yet effective

The following pronouncements and related amendments are applicable for first quarter accounting periods beginning after January 1, 2018. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows.

•	IFRS 9 Financial Instruments (applicable for periods beginning after January 1, 2018)

•	Amendments to IFRS 2 “Classification and Measurement of Share-based Payment Transactions” (applicable for periods beginning after January 1, 2018)

•	Amendments to IFRIC 22 “Foreign Currency Transactions and Advance Consideration” (applicable for periods beginning after January 1, 2018)

•	Amendment to IFRS 9 “Financial Instruments – Prepayment Features with Negative Compensation” (applicable for periods beginning after January 1, 2019)

•	IFRIC 23 “Uncertainty over Income Tax Treatments” (applicable for periods beginning after January 1, 2019)

IFRS 15 Revenue from Contracts with Customers establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue. IFRS 15 is effective for annual reporting periods beginning on or after January 1, 2018, with early adoption permitted.

Cellectis began its IFRS 15 implementation project with a diagnostic phase. The different categories of contracts with customers of Cellectis, which have been reviewed, are:

•	Collaboration agreements;

•	Licensing agreements.

Cellectis will apply IFRS 15 with effect from January 1, 2018 using the retrospective method. It will lead to a deferral of collaboration revenue (especially milestone payments) from fiscal years of 2014 and 2015 with a negative opening equity adjustment of $1.8 million for fiscal year 2016. Except for this opening equity impact, IFRS 15 will not have any impact in the financial statements for fiscal years 2016 and 2017.

In January 2016, the IASB issued IFRS 16 (“Leases”), which is effective for annual periods beginning on or after January 1, 2019. This new standard aligns the accounting treatment of operating leases with that already applied to finance leases (i.e. recognition in the balance sheet of future lease payments and the associated rights of use). Cellectis is assessing the potential impact on its consolidated financial statements resulting from the application of IFRS 16. The commitments related to the facility leases and sales and lease back are disclosed in note 18. A number of these contracts might be required to be recorded on the statement of financial position (“right-of-use” asset and the related financial obligation) under IFRS16.

2.2 Change in the presentation currency of the financial statements

The Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis S.A., which is the Euro. We decided to change the reporting currency from Euro to U.S. dollars in the third quarter of 2017, using the retrospective method. We believe that this change will enhance comparability with peers, which primarily present their financial statements in U.S. dollars.

The effects of the change in presentation currency on the comparative consolidated financial statements are as follows:

•	The various items of assets and liabilities in dollars correspond to the amounts published in euros converted at the European Central Bank’s (“ECB”) daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period. The same methodology is applied for total equity. As a result, the change in the presentation currency of the consolidated financial statements has no effect on the various items of assets and liabilities in dollars, or on total equity. Equity transactions that occurred in 2015 and 2016 are converted at the historical exchange rates instead of the exchange rates at the end of the period. Net loss for 2015 and 2016 is converted at the average exchange rate for the respective period. The offsetting impact of these are included in currency translation adjustment.

•	The recalculation of translation adjustments has an effect on the allocation of total equity for the comparative periods presented between currency translation adjustments and other components of shareholders’ equity and the amount of other comprehensive income (loss), such as indicated in the following tables:

As of December 31, 2014	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	5,613	6,815	—	6,815
Total current assets	132,001	160,262	—	160,262

TOTAL ASSETS	137,614	167,077	—	167,077

Shareholders’ equity
Share capital	1,472	1,788	226	2,014
Premiums, Retained earnings (deficit) and Net income (loss)	60,327	73,243	9,922	83,165
Treasury share reserve	(251)	(305)	(49)	(354)
Currency translation adjustment	(762)	(925)	(10,099)	(11,024)

Total shareholders’ equity—Group Share	60,786	73,801	—	73,801

Non-controlling interests	(1,259)	(1,529)	—	(1,529)
Total shareholders’ equity	59,527	72,272	—	72,272
Total non-current liabilities	3,222	3,911	—	3,911
Total current liabilities	74,865	90,894	—	90,894

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	137,614	167,077	—	167,077

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.82365 euro for 1 dollar.

(b)	Difference between the historical exchange rates and the closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.82365 euro for 1 dollar.

As of December 31, 2015	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	6,844	7,451	—	7,451
Total current assets	334,218	363,863	—	363,863

TOTAL ASSETS	341,062	371,314	—	371,314

Shareholders’ equity
Capital	1,759	1,915	408	2,323
Premiums, Retained earnings (deficit) and Net income (loss)	262,950	286,274	15,748	302,021
Treasury share reserve	(184)	(200)	(80)	(279)
Currency translation adjustment	(1,632)	(1,776)	(16,077)	(17,853)

Total shareholders’ equity—Group Share	262,894	286,213	—	286,213

Non-controlling interests	725	789	—	789
Total shareholders’ equity	263,619	287,002	—	287,002
Total non-current liabilities	503	548	—	548
Total current liabilities	76,940	83,765	—	83,765

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	341,062	371,314	—	371,314

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.91852 euro for 1 dollar.

(b)	Difference between the historical exchange rates and the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.91852 euro for 1 dollar.

As of December 31, 2016	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	17,963	18,935	—	18,935
Total current assets	296,459	312,498	—	312,498

TOTAL ASSETS	314,422	331,432	—	331,432

Shareholders’ equity
Capital	1,767	1,862	470	2,332
Premiums, Retained earnings (deficit) and Net income (loss)	254,834	268,622	24,433	293,055
Treasury share reserve	(307)	(324)	(92)	(416)
Currency translation adjustment	2,501	2,636	(24,810)	(22,174)

Total shareholders’ equity—Group Share	258,795	272,795	—	272,795

Non-controlling interests	1,779	1,876	—	1,876
Total shareholders’ equity	260,574	274,671	—	274,671
Total non-current liabilities	560	590	—	590
Total current liabilities	53,288	56,171	—	56,171

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	314,422	331,432	—	331,432

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.94867 euro for 1 dollar.

(b)	Difference between the historical exchange rates and the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.94867 euro for 1 dollar.

For the full year ended December 31, 2014	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	26,453	35,152	—	35,152
Total operating expenses	(31,698)	(42,122)	—	(42,122)
Operating income (loss)	(5,245)	(6,970)	—	(6,970)
Financial gain (loss)	7,095	9,428	—	9,428
Income tax	—	—	—	—
Income (loss) from continuing operations	1,850	2,458	—	2,458
Loss from discontinued operations	(2,822)	(3,750)	—	(3,750)
Net income (loss)	(972)	(1,292)	—	(1,292)

(a)	Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e. 0.75254 euro for 1 dollar in 2014.

For the full year ended December 31, 2015	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	56,385	62,565	—	62,565
Total operating expenses	(84,309)	(93,549)	—	(93,549)
Operating income (loss)	(27,924)	(30,984)	—	(30,984)
Financial gain (loss)	7,550	8,378	—	8,378
Income tax	—	—	—	—
Income (loss) from continuing operations	(20,373)	(22,606)	—	(22,606)
Loss from discontinued operations	—	—	—	—
Net income (loss)	(20,373)	(22,606)	—	(22,606)

(a)	Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e 0.90121 euro for 1 dollar in 2015.

For the full year ended December 31, 2016	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	51,007	56,444	—	56,444
Total operating expenses	(111,824)	(123,746)	—	(123,746)
Operating income (loss)	(60,818)	(67,302)	—	(67,302)
Financial gain (loss)	42	46	—	46
Income tax	—	—	—	—
Income (loss) from continuing operations	(60,776)	(67,255)	—	(67,255)
Loss from discontinued operations	—	—	—	—
Net income (loss)	(60,776)	(67,255)	—	(67,255)

(a)	Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e. 0.90366 euro for 1 dollar in 2016.

By convention and for practicability purpose, the differences have been recalculated on a cumulative basis from January 1, 2014 instead of the date of adoption of IFRS.

The amounts shown in the income statements and in the cash flow statements in dollars correspond to the amounts reported in euros converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France).

All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.

The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flows of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Accumulated other comprehensive income (loss)” in the Consolidated Statements of Changes in Shareholders’ Equity.

2.3 Basis of consolidation

Accounting policy

We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee, and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.

To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.

In order to ascertain control, potential voting rights which are substantial are taken into consideration.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full consolidation.

Consolidated entities

For the year ended December 31, 2017, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc. and Calyxt, Inc.

As of December 31, 2017, Cellectis S.A. owns 100% of Cellectis, Inc. and approximately 79.7% of Calyxt’s outstanding shares of common stock.

Until July 25, 2017, Cellectis S.A. fully owned Calyxt, Inc. On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8.050.000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO. Calyxt’s shares of common stock are traded on NASDAQ under the symbol “CLXT”.

Our 2016 Consolidated Financial Statements include the operations of Cellectis S.A., Cellectis, Inc. and Calyxt, Inc. The two subsidiaries were fully owned by Cellectis S.A. during the year ended December 31, 2016.

Our 2015 Consolidated Financial Statements include the operations of Cellectis S.A.; our two French subsidiaries, Cellectis Bioresearch and Ectycell; our three U.S. subsidiaries, Calyxt, Inc., Cellectis, Inc. and Cellectis Bioresearch Inc. Non-controlling shareholders held a 24.5% interest in Cellectis Bioresearch, Cellectis Bioresearch Inc. and Ectycell until May 18, 2015.

The following internal reorganization was completed in 2015:

•	Ectycell was merged into, and absorbed by Cellectis Bioresearch in August 2015 with retroactive effect as at January 1, 2015 for French tax purposes;

•	Cellectis Bioresearch was merged into, and absorbed by, Cellectis S.A in December 2015 with retroactive effect as at January 1, 2015 for French tax purposes;

•	Cellectis Bioresearch Inc. was merged into Cellectis Inc. in September 2015.

Non-controlling interests

Non-controlling shareholders hold a 20.3% interest in Calyxt Inc. as of December 31, 2017. These non-controlling interests were generated during the initial public offering of Calyxt Inc., on July 25, 2017.

From May 18, 2015 to July 24, 2017, there was no non-controlling shareholder (see Note 14.3).

Non-controlling shareholders held a 24.5% interest in Cellectis Bioresearch, Cellectis Bioresearch Inc. and Ectycell until May 18, 2015.

2.4 Foreign currency

Foreign currency transactions and balances

Significant transactions in foreign currencies are translated into the respective functional currencies at the exchange rates effective at the transaction dates, otherwise the average rate of the previous month is used for non-significant transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate effective at the period end date.

The resulting exchange gains or losses are recorded in the consolidated statements of operations in financial gain (loss).

Foreign currency translation

The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the period end exchange rate. The income and expenses of foreign operations are translated into euros using the average exchange rate for the reporting period.

Gains and losses arising from currency translation are recognized in other comprehensive loss. When a foreign operation is partly or fully divested, the associated share of gains and losses recognized in the currency translation reserve is transferred to the consolidated statements of operations.

Consolidated financial statements are then converted into dollars using the method described in Note 2.2.

The difference in effect of exchange rate changes on cash and cash equivalents between the statements of consolidated operations and consolidated cash flows is mainly explained by the following elements:

•	the differential between the average exchange rate and the period end rates applied to the cash flows of the period;

•	the differential between the opening exchange rates and the period end exchanges rate applied on our opening cash and cash equivalents balance denominated in dollars; and

•	the foreign exchange rate impact of the conversion of the financial statements of our US subsidiaries.

2.5 Use of judgment, estimates and assumptions

The preparation of these consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including the disclosure of contingent liabilities. Actual amounts may differ from those estimates.

The Group’s exposure to risks and uncertainties is disclosed in Note 7.3: Financial instruments risk management and policies.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the period end date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

•	Revenue recognition – Note 3.1

•	Share-based payments – Note 15

•	Provisions for risks and charges – Note 17